Consolidated Statements of Cash Flows - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Net loss from continuing operations for the period		$ (372,428)	[1]	$ (226,784)	[2]	$ (206,317)	[1]
Items not involving cash:
Income tax recovery	[1]	(7,342)		(7,914)		0
Interest and fee revenue		(16,739)		(13,149)	[2]	0
Change in fair value of biological assets		1,309		(4,708)	[1]	(5,432)
Share-based compensation		9,671		12,307	[1]	8,566
Depreciation and amortization	[1]	47,322		10,164		11,582
Loss (gain) on disposition of assets		94		(235)	[1]	(488)
Inventory obsolescence		7,012		16,978	[1]	45,913
Finance costs		41,314		3,716	[1]	(3,734)
Change in estimate of fair value of derivative warrants		(10,783)		77,834	[2]	12,995
Loss on cancellation of contracts		0		2,870	[1]	671
Unrealized foreign exchange (gain) loss		(16)		(63)	[1]	(757)
Restructuring costs		0		0	[1]	448
Warrants issued for services		0		0	[1]	306
Asset impairment		196,033		60,000	[2]	79,191
Share of (profit) loss of equity-accounted investees		43,002		(32,913)	[2]	0
Other expenses		0		1,864	[1]	0
Gain on disposition of marketable securities		0		(20,213)	[1]	0
Unrealized loss on marketable securities		65,553		64,714	[1]	0
Additions to marketable securities		(3,500)		(158,101)	[1]	0
Proceeds from disposal of marketable securities		0		29,876	[1]	0
Income distributions from equity-accounted investees		1,661		15,021	[1]	0
Interest received		13,403		0	[1]	0
Exercise of cash-settled deferred share units		(204)		(315)	[1]	0
Change in non-cash working capital		(22,073)		150	[1]	(5,259)
Net cash used in operating activities from continuing operations		(6,711)		(155,752)	[1]	(62,315)
Net cash provided by operating activities from discontinued operations		0		0	[1]	4,820
Net cash used in operating activities		(6,711)		(155,752)	[1]	(57,495)
Investing activities
Additions to property, plant and equipment		(10,666)		(3,793)	[1]	(3,024)
Additions to intangible assets		(197)		0	[1]	(150)
Additions to investments		(75,598)		(24,206)	[1]	(51,876)
Additions to equity-accounted investees		(119,137)		(395,569)	[1]	0
Capital distributions from equity-accounted investees		0		10,481	[1]	0
Proceeds from disposal of property, plant and equipment		4,000		194	[1]	2,109
Acquisition, net of cash acquired		(28,640)		(82,775)	[1]	0
Change in non-cash working capital		74		(612)	[1]	(11,319)
Net cash used in investing activities from continuing operations		(230,164)		(496,280)	[1]	(64,260)
Net cash used in investing activities from discontinued operations		0		0	[1]	(6,617)
Net cash used in investing activities		(230,164)		(496,280)	[1]	(70,877)
Financing activities
Proceeds from convertible notes, net of costs		0		0	[1]	18,070
Change in restricted cash		7,675		(21,680)	[1]	10,494
Payments on lease liabilities, net		(27,693)		(1,008)	[1]	(420)
Repurchase of common shares, net of costs		(13,390)		0	[1]	0
Proceeds from issuance of shares and registered offerings, net of costs		22		1,062,310	[1]	181,841
Distributions declared by subsidiaries		(24)		0	[1]	0
Proceeds from exercise of derivative warrants		0		119,318	[1]	20,391
Proceeds from exercise of employee warrants		0		201	[1]	0
Repayment of long-term debt		(10,000)		0	[1]	(84,493)
Convertible debenture settlement		0		(9,354)	[1]	0
Payment on exercise of contingent consideration warrants		0		(219)	[1]	0
Change in non-cash working capital		1,620		348	[1]	(2,498)
Net cash (used in) provided by financing activities from continuing operations		(41,790)		1,149,916	[1]	143,385
Net cash used in financing activities from discontinued operations		0		0	[1]	(639)
Net cash (used in) provided by financing activities		(41,790)		1,149,916	[1]	142,746
Effect of exchange rate changes on cash held in foreign currency		0		(9)	[1]	665
Change in cash and cash equivalents		(278,665)		497,875	[1]	15,039
Cash and cash equivalents, beginning of year		558,251	[3]	60,376	[1]	45,337
Cash and cash equivalents, end of year		$ 279,586		$ 558,251	[3]	$ 60,376	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).
[3]	Adjustment to provisional amounts — refer to note 5(b).